Inventory	12 Months Ended
May 31, 2013
Inventory Disclosure [Abstract]
Inventory
8.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2012	2013
	US$	US$

Course materials in schools	6,620	6,583
Publications in bookstores	13,454	15,957

	20,074	22,540

Inventory was marked down to the lower of cost or market value, in the amount of US$449 and US$213 for the years ended May 31, 2012 and 2013, respectively.